Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Technical service fee payable		$ 2,174
Project deposits	3,904
Payroll payable	717	820
Value added taxes and other taxes payable	370	750
Subscription amount received for unvested restricted shares	288	592
Other accrued expenses	513	473
Total accrued expenses and other liabilities	$ 5,792	$ 4,809